Share-Based Payments (Tables)	12 Months Ended
Apr. 30, 2014
Share-Based Payments [Abstract]
Summary of restricted shares, deferred shares, deferred stock units, and performance units

	Restricted Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Conversion Date Fair Value
Outstanding at May 1, 2013	985,214	$59.64	106,666	$100.54
Granted	167,134	101.08	101,020	104.91
Converted	106,666	100.54	(106,666)	100.54
Vested	(402,081)	51.77	—	—
Forfeited	(17,745)	74.86	—	—

Outstanding at April 30, 2014	839,188	$76.54	101,020	$104.91

Weighted-average grant date fair values of the equity awards

Year Ended April 30,	Restricted Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Conversion Date Fair Value
2014	167,134	$101.08	101,020	$104.91
2013	109,770	76.37	106,666	100.54
2012	152,180	78.32	99,455	76.37